Summary of EIP Receivables (Detail) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Accounts, Notes, Loans and Financing Receivable [Line Items]
EIP receivables, gross	$ 36,311	$ 36,403
Unamortized imputed interest	(2,600)	(2,327)
EIP receivables, net of unamortized imputed interest	33,711	34,076
Allowance for doubtful accounts	(1,722)	(1,092)
EIP receivables, net	31,989	32,984	$ 28,467
Equipment installment plan receivables, net	17,190	20,246
Long-term equipment installment plan receivables	14,799	12,738
EIP receivables, net	$ 31,989	$ 32,984	$ 28,467